Other liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other liabilities
Balance at beginning of the year	$ 201,565	$ 138,801
Increase for the year	94,951	83,071
Payments	(46,664)	(15,028)
Conversion effects		(5,279)
Balance at end of the year	249,852	201,565
Aircraft and engine lease return obligation
Other liabilities
Balance at beginning of the year	188,879	125,546
Increase for the year	94,815	70,120
Payments	(34,228)	(1,914)
Conversion effects		(4,873)
Balance at end of the year	249,466	188,879
Guarantee deposit
Other liabilities
Balance at beginning of the year		12,532
Payments		(12,327)
Conversion effects		(205)
Employee profit sharing
Other liabilities
Balance at beginning of the year	12,686	723
Increase for the year	136	12,951
Payments	(12,436)	(787)
Conversion effects		(201)
Balance at end of the year	$ 386	$ 12,686